UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07686

Western Asset Emerging Markets Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 61.9%
Argentina - 3.9%
Republic of Argentina, Senior Bonds	7.000%	4/17/17	7,770,000	$7,855,882
Republic of Argentina, Senior Notes	8.280%	12/31/33	4,584,664	5,407,611

Total Argentina				13,263,493

Armenia - 0.4%
Republic of Armenia, Senior Notes	6.000%	9/30/20	1,330,000	1,293,425	(a)

Cameroon - 0.1%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	400,000	354,344	(b)

Chile - 0.7%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	380,000	400,025	(b)
Republic of Chile, Senior Notes	3.875%	8/5/20	1,750,000	1,894,375	(c)

Total Chile				2,294,400

Colombia - 4.0%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,850,000	1,785,250	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	5,781,000	6,286,837	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	760,000	727,700	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	4,076,000	4,565,120	(c)

Total Colombia				13,364,907

Costa Rica - 0.6%
Republic of Costa Rica, Notes	7.000%	4/4/44	2,560,000	2,166,400	(b)

Croatia - 1.0%
Republic of Croatia, Senior Notes	6.625%	7/14/20	1,360,000	1,480,468	(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	1,740,000	1,817,503	(a)

Total Croatia				3,297,971

Dominican Republic - 1.6%
Dominican Republic, Senior Notes	5.500%	1/27/25	3,610,000	3,492,675	(b)
Dominican Republic, Senior Notes	6.850%	1/27/45	2,170,000	2,034,375	(b)

Total Dominican Republic				5,527,050

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	3,070,000	2,417,625	(b)

Egypt - 0.3%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	970,000	835,412	(b)

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	840,000	716,100	(b)

Gabon - 0.4%
Gabonese Republic, Bonds	6.375%	12/12/24	830,000	674,815	(b)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	980,000	796,250	(b)

Total Gabon				1,471,065

Georgia - 0.3%
Republic of Georgia, Bonds	6.875%	4/12/21	790,000	833,434	(a)

Ghana - 0.8%
Republic of Ghana, Bonds	8.125%	1/18/26	1,050,000	785,652	(b)
Republic of Ghana, Bonds	10.750%	10/14/30	1,320,000	1,214,506	(b)
Republic of Ghana, Notes	7.875%	8/7/23	850,000	636,233	(a)

Total Ghana				2,636,391

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	1,410,000	1,482,157	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hungary - 1.4%
Republic of Hungary, Senior Notes	5.750%	11/22/23	4,076,000		$4,623,448

Indonesia - 7.0%
Republic of Indonesia, Notes	3.750%	4/25/22	10,040,000		9,999,388	(a)(c)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	420,000		457,500	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,105,000		1,204,212	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	205,000		218,535	(b)(c)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	1,595,000		1,541,721	(b)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	2,399,000		2,658,090	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	7,140,000		6,830,524	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	600,000		573,994	(a)

Total Indonesia					23,483,964

Ivory Coast - 0.8%
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	1,960,000		1,736,874	(b)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	1,040,000		938,402	(b)

Total Ivory Coast					2,675,276

Jamaica - 0.6%
Government of Jamaica, Senior Notes	7.625%	7/9/25	750,000		823,125
Government of Jamaica, Senior Notes	6.750%	4/28/28	1,150,000		1,167,250

Total Jamaica					1,990,375

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	3,320,000		3,168,857	(a)

Kenya - 0.4%
Republic of Kenya, Senior Notes	5.875%	6/24/19	1,290,000		1,254,525	(b)

Lithuania - 1.4%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	3,920,000		4,547,984	(b)(c)

Mexico - 2.9%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	4,000		4,465
United Mexican States, Senior Bonds	8.000%	6/11/20	50,271,100	MXN	3,051,448	(c)
United Mexican States, Senior Bonds	10.000%	12/5/24	3,130,000	MXN	220,634
United Mexican States, Senior Notes	5.125%	1/15/20	100,000		109,850	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	5,460,000		5,629,260	(c)
United Mexican States, Senior Notes	4.750%	3/8/44	806,000		759,655	(c)

Total Mexico					9,775,312

Namibia - 0.3%
Republic of Namibia, Senior Notes	5.250%	10/29/25	1,170,000		1,112,869	(b)

Nigeria - 0.2%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	560,000		501,570	(b)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	220,000		197,045	(a)

Total Nigeria					698,615

Pakistan - 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	1,460,000		1,499,927	(b)

Paraguay - 0.1%
Republic of Paraguay, Senior Bonds	4.625%	1/25/23	300,000		298,500	(a)

Peru - 4.9%
Republic of Peru, Senior Bonds	7.350%	7/21/25	4,300,000		5,504,000	(c)
Republic of Peru, Senior Bonds	8.750%	11/21/33	5,705,000		8,158,150	(c)
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,620,000		1,956,150	(c)
Republic of Peru, Senior Bonds	5.625%	11/18/50	757,000		811,882	(c)

Total Peru					16,430,182

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Philippines - 2.9%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	4,000,000	$5,533,208
Republic of Philippines, Senior Bonds	5.000%	1/13/37	2,340,000	2,859,611
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,400,000	1,503,032

Total Philippines				9,895,851

Poland - 2.9%
Republic of Poland, Senior Notes	5.125%	4/21/21	3,910,000	4,399,329	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	4,670,000	5,262,716	(c)

Total Poland				9,662,045

Romania - 1.0%
Republic of Romania, Senior Notes	4.875%	1/22/24	2,490,000	2,742,790	(a)
Republic of Romania, Senior Notes	4.875%	1/22/24	530,000	583,806	(b)

Total Romania				3,326,596

Russia - 4.9%
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	110,000	130,093	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	617,000	998,136	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	9,883,545	12,084,492	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	3,400,000	3,384,704	(b)

Total Russia				16,597,425

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	730,000	665,285	(a)

Sri Lanka - 0.3%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	930,000	920,700	(b)

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	290,000	251,787	(b)

Turkey - 8.7%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	920,000	978,903	(c)
Republic of Turkey, Senior Bonds	4.250%	4/14/26	1,130,000	1,073,239	(c)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	3,348,000	5,546,464	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	17,260,000	19,464,275	(c)
Republic of Turkey, Senior Notes	6.750%	5/30/40	1,900,000	2,125,625	(c)

Total Turkey				29,188,506

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	1,950,000	1,755,000
Republic of Uruguay, Senior Notes	4.375%	10/27/27	1,665,485	1,682,140

Total Uruguay				3,437,140

Venezuela - 1.9%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	6,817,000	2,522,290	(a)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	815,000	332,112	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.000%	12/1/18	1,920,000	772,800	(a)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	6,400,000	2,384,000	(a)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	933,000	340,545	(a)

Total Venezuela				6,351,747

Vietnam - 1.1%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	680,000	752,976	(a)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	2,830,000	2,780,863	(b)

Total Vietnam				3,533,839

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Zambia - 0.2%
Republic of Zambia, Senior Notes	8.970%	7/30/27	980,000	$730,198	(b)

TOTAL SOVEREIGN BONDS (Cost - $205,179,078)				208,075,127

CORPORATE BONDS & NOTES - 49.0%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	500,000	514,272
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	930,000	905,969	(b)

TOTAL CONSUMER DISCRETIONARY				1,420,241

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	270,000	291,130	(a)

Food Products - 0.8%
ESAL GmbH, Senior Notes	6.250%	2/5/23	900,000	774,000	(b)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	540,000	538,380	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	870,000	806,925	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	520,000	523,900	(b)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	1,430,000	41,184	*(a)(d)

Total Food Products				2,684,389

TOTAL CONSUMER STAPLES				2,975,519

ENERGY - 21.2%
Oil, Gas & Consumable Fuels - 21.2%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	1,000,000	1,043,540	(a)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	653,764	698,138	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	850,000	892,500	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	310,000	217,775
GNL Quintero SA, Senior Notes	4.634%	7/31/29	632,000	600,167	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	5,110,000	5,103,101	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,379,000	1,438,132	(a)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	920,000	929,461	(a)
Pacific Exploration and Production Corp., Senior Notes	5.625%	1/19/25	3,185,000	399,718	(b)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	484,000	470,690	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	234,000	227,565	(b)
Petrobras Global Finance BV, Senior Notes	3.500%	2/6/17	750,000	737,813
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	4,805,000	3,688,318
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	5,960,000	4,484,900
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	610,000	357,430
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	610,000	382,013
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	16,615,000	5,223,756	(a)
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	520,000	239,928	(a)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	4,173,333	2,065,800	(a)(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,176,000	3,793,896	(c)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	130,000	142,350
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	9,100,000	9,211,930
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	866,000	898,908	(b)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	235,000	205,026
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	2,750,000	2,145,000	(b)(c)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	1,740,000	1,766,100	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	3,310,000	3,594,372	(b)(c)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	558,000	605,939	(a)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	2,280,000	2,314,756	(b)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	830,000	817,230	(b)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,100,000	1,037,444	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,920,000	1,769,299	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,149,000		$2,453,808	(a)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	2,220,000		2,357,498	(b)(c)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	1,140,000		1,162,054	(a)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	187,000		192,770	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	550,000		581,836	(a)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	3,170,000		3,363,563	(b)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,870,000		1,743,775	(b)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	350,000		326,375	(a)
YPF SA, Senior Notes	8.750%	4/4/24	1,740,000		1,718,424	(b)

TOTAL ENERGY					71,403,098

FINANCIALS - 7.9%
Banks - 4.1%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	880,000		803,000	(b)(c)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	330,000		313,995	(b)(e)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	1,200,000		1,188,270	(b)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	200,000		207,762	(b)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	1,710,000		1,739,152	(b)
ICICI Bank Ltd., Junior Subordinated Bonds	7.250%	10/31/16	1,120,000		1,126,175	(a)(e)(f)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	520,000		535,129
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	1,880,000		1,825,950	(b)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	4,440,000		4,703,794	(a)
Russian Agricultural Bank, Subordinated Notes	6.000%	6/3/21	1,180,000		1,158,984	(a)(e)

Total Banks					13,602,211

Capital Markets - 1.6%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	5,140,000		5,195,769	(b)

Diversified Financial Services - 0.7%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	2,440,000		2,421,700	(b)(c)

Real Estate Management & Development - 1.5%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	820,000		895,786	(a)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	800,000		813,752	(a)(c)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	800,000		854,023	(a)(c)
Global Logistic Properties Ltd., Senior Notes	3.375%	5/11/16	5,500,000	CNY	834,575	(a)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	900,000		924,601	(a)(c)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	900,000		855,176	(a)

Total Real Estate Management & Development					5,177,913

TOTAL FINANCIALS					26,397,593

INDUSTRIALS - 1.9%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	900,000		549,000	(b)(c)

Construction & Engineering - 0.3%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	450,000		452,554	(a)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	1,319,000		586,955	(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	344,588		72,363	(b)

Total Construction & Engineering					1,111,872

Industrial Conglomerates - 0.6%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	300,000		277,500	(b)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	1,765,000		1,860,875	(b)(c)

Total Industrial Conglomerates					2,138,375

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.8%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	750,000	$775,312	(b)(c)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	2,120,000	1,958,350	(b)

Total Transportation Infrastructure				2,733,662

TOTAL INDUSTRIALS				6,532,909

MATERIALS - 9.8%
Chemicals - 3.4%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	1,990,000	1,923,086	(b)(c)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	3,750,000	3,543,750	(a)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	930,000	946,275	(b)(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	1,670,000	1,394,450	(b)(c)
OCP SA, Senior Notes	5.625%	4/25/24	1,650,000	1,685,063	(b)
OCP SA, Senior Notes	4.500%	10/22/25	1,870,000	1,747,945	(b)

Total Chemicals				11,240,569

Construction Materials - 0.9%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	720,000	673,200	(b)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	250,000	233,750	(a)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	890,000	883,325	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	990,000	893,475	(b)(c)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	750,000	480,000	(b)

Total Construction Materials				3,163,750

Metals & Mining - 4.3%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	1,190,000	1,213,493	(b)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	1,970,000	1,985,047	(b)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	4.500%	8/13/23	1,180,000	1,185,167	(b)(c)
Evraz Group SA, Notes	9.500%	4/24/18	810,000	841,339	(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	750,000	779,018	(a)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	1,860,000	1,174,125	(a)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	1,200,000	1,203,000	(b)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000	95,310
Southern Copper Corp., Senior Notes	6.750%	4/16/40	2,880,000	2,547,844	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	300,000	225,557
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,476,000	1,143,900
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,349,000	928,787	(c)
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	2,040,000	1,132,200	(b)(c)

Total Metals & Mining				14,454,787

Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	352,000	395,750
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	625,000	642,830	(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	690,000	679,638	(b)(c)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	1,020,000	1,049,720	(b)(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	790,000	794,771	(b)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	640,000	569,600	(b)

Total Paper & Forest Products				4,132,309

TOTAL MATERIALS				32,991,415

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.1%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	950,000	1,008,898	(b)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	770,000	765,444	(b)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	950,000	879,411	(b)(c)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	910,000	227,500	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	910,000	1,002,022	(b)

Total Diversified Telecommunication Services				3,883,275

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 1.5%
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	5,250,000	$4,998,000	(a)

Total Telecommunication Services				8,881,275

UTILITIES - 4.3%
Electric Utilities - 1.8%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	780,000	784,875	(b)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	910,000	875,875	(b)
Eskom Holdings SOC Ltd., Senior Notes	5.750%	1/26/21	1,090,000	955,908	(a)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,970,000	2,246,549	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	400,000	423,000	(a)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	750,000	766,255	(b)(c)

Total Electric Utilities				6,052,462

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	860,000	882,575	(b)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	1,270,000	1,249,363	(b)(c)

Total Gas Utilities				2,131,938

Independent Power and Renewable Electricity Producers - 1.6%
AES Gener SA, Notes	5.250%	8/15/21	1,000,000	1,007,113	(b)(c)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	500,000	507,729
First Gen Corp., Senior Notes	6.500%	10/9/23	830,000	888,100	(a)
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	1,730,000	1,759,649	(b)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	980,000	1,029,857	(b)

Total Independent Power and Renewable Electricity Producers				5,192,448

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	870,000	970,050	(b)(c)

TOTAL UTILITIES				14,346,898

TOTAL CORPORATE BONDS & NOTES (Cost - $176,328,410)				164,948,948

			SHARES
COMMON STOCKS - 0.3%
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Axtel SAB de CV, ADR (Cost - $906,816)			319,792	944,314	*(b)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $356,500)		4/15/20	11,500	51,750

			CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $220,581)		1/17/17	9,966,000	102,580

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $382,991,385)				374,122,719

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,407,134)	0.276%	4,407,134	$4,407,134

TOTAL INVESTMENTS - 112.5% (Cost - $387,398,519#)			378,529,853
Liabilities in Excess of Other Assets - (12.5)%			(42,054,914)

TOTAL NET ASSETS - 100.0%			$336,474,939

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	The coupon payment on these securities is currently in default as of February 29, 2016.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CNY	— Chinese Yuan Renminbi
MXN	— Mexican Peso
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund, under normal conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign Bonds	—	$208,075,127	—	$208,075,127
Corporate Bonds & Notes	—	164,948,948	—	164,948,948
Common Stocks	—	944,314	—	944,314
Warrants	—	51,750	—	51,750
Purchased Options	—	102,580	—	102,580

Total Long-Term Investments	—	$374,122,719	—	$374,122,719

Short-Term Investments†	$4,407,134	—	—	$4,407,134

Total investments	$4,407,134	$374,122,719	—	$378,529,853

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$184,903	—	$184,903

Total	$4,407,134	$374,307,622	—	$378,714,756

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$102,610	—	$102,610

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,393,614
Gross unrealized depreciation	(27,262,280)

Net unrealized depreciation	$(8,868,666)

Notes to Schedule of Investments (unaudited) (continued)

At February 29, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	824,897	CNY	5,500,000	Citibank, N.A.	3/8/16	$(14,924)
INR	229,867,701	USD	3,352,063	Bank of America, N.A.	5/13/16	(40,114)
USD	636,324	MXN	11,801,015	Barclays Bank PLC	5/13/16	(10,773)
USD	3,413,190	SGD	4,859,700	Citibank, N.A.	5/13/16	(36,799)
USD	6,541,107	BRL	26,030,335	JPMorgan Chase & Co.	5/13/16	184,903

Total						$82,293

Abbreviations used in this table:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016